Premiums Receivable	12 Months Ended
Dec. 31, 2017
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Premiums Receivable
11	PREMIUMS RECEIVABLE
As at 31 December 2017, the carrying value of premiums receivable within one year was RMB14,079 million (as at 31 December 2016: RMB13,346 million).